Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net loss	$ (7,078,560)	$ (6,238,188)	$ (8,870,732)	$ (11,945,363)	$ (15,809,720)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depletion	6,234,805	8,144,576	11,677,229	11,759,282	14,338,444
Unrealized gain on interest rate swaps	(128,934)	(665,009)	(847,743)	(531,512)	(2,271,093)
Other amortization	136,142	220,232	275,929	216,700	206,750
Stock-based compensation expense	36,666	28,333	28,333	21,667	0
Noncash interest expense	182,848	1,674,257	1,731,310	468,157	1,208,858
Basis of timberland sold	1,569,543	7,187,733	7,187,733	1,172,241	1,392,900
Basis of timber on terminated leases			0	0	26,850
Basis of casualty loss	0	25,541	25,541	91,061	0
Changes in assets and liabilities:
Decrease (increase) in accounts receivable	63,794	(300,651)	(13,733)	207,605	140,523
Decrease (increase) in prepaid expenses and other assets	200,586	(417,195)	(580,259)	127,700	63,708
Increase (decrease) in accounts payable and accrued	1,735,091	565,375	(228,993)	(756,676)	(137,766)
(Decrease) increase in due to affiliates	(1,016,255)	(1,480,196)	(153,941)	3,103,841	6,146,259
Increase in other liabilities	481,949	1,748,345	1,195,196	637,428	(151,196)
Net cash provided by operating activities	2,417,675	10,493,153	11,425,870	4,572,131	5,154,517
Cash Flows from Investing Activities:
Investment in timber, timberland, and related assets	(2,155,132)	(22,962,057)	(23,054,602)	(1,626,550)	(1,040,927)
Funds released from escrow accounts	762,862	5,149,589	4,712,183	1,090,517	102,938
Net cash used in investing activities	(1,392,270)	(17,812,468)	(18,342,419)	(536,033)	(937,989)
Cash Flows from Financing Activities:
Proceeds from CoBank loan	0	133,000,000	133,000,000	0	0
Proceeds from Mahrt loan			0	0	211,000,000
Financing costs paid	(43,653)	(1,229,558)	(1,370,396)	(273,788)	(2,207,920)
Repayment of senior loan			0	0	(201,852,588)
Repayment of mezzanine loan			0	0	(14,988,709)
Repayment of Mahrt loan	0	(122,025,672)	(122,025,672)	(46,814,920)	(42,159,408)
Repayment of CoBank loan			(643,877)	0	0
Issuance of common stock	0	4,062,647	4,062,647	54,511,310	54,463,267
Redemptions of common stock	(480,155)	(743,115)	(743,115)	(892,901)	(859,555)
Redemptions of preferred stock	0	(356,000)	(356,000)	(5,880,000)	0
Dividends paid on preferred stock redeemed	0	(103,436)	(103,436)	(1,639,908)	0
Commissions on stock sales and related dealer-manager fees paid	0	(447,744)	(447,744)	(4,266,801)	(3,726,916)
Other offering costs paid	(542,846)	(83,739)	(83,739)	(625,820)	(429,501)
Placement and structuring agent fees paid			0	(93,264)	(303,109)
Net cash (used in) provided by financing activities	(1,066,654)	12,073,383	11,288,668	(5,976,092)	(1,064,439)
Net (decrease) increase in cash and cash equivalents	(41,249)	4,754,068	4,372,119	(1,939,994)	3,152,089
Cash and cash equivalents, beginning of period	11,221,092	6,848,973	6,848,973	8,788,967	5,636,878
Cash and cash equivalents, end of period	$ 11,179,843	$ 11,603,041	$ 11,221,092	$ 6,848,973	$ 8,788,967